Business Combinations - Summary of Post Acquisition Impact (Detail) - Post acquisition impact [member] - Continuing operations [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue	$ 103	$ 228	$ 1,420
Profit before tax for the financial year	$ 9	$ 2	$ 171